PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Aerospace & Defense 3.3%
Airbus SE (France), ADR	308,002	$9,153,820
United Technologies Corp.	155,002	20,241,711
		29,395,531
Automobiles 2.6%
Tesla, Inc.*	34,592	23,107,110
Banks 6.0%
JPMorgan Chase & Co.	249,525	28,972,348
PNC Financial Services Group, Inc. (The)	196,105	24,787,672
		53,760,020
Chemicals 1.6%
Linde PLC (United Kingdom)	77,116	14,729,927
Electric Utilities 3.9%
American Electric Power Co., Inc.	394,338	35,198,610
Energy Equipment & Services 0.7%
Schlumberger Ltd.	239,212	6,480,253
Entertainment 3.0%
Netflix, Inc.*	72,790	26,861,694
Food & Staples Retailing 3.0%
Walmart, Inc.	251,215	27,050,831
Food Products 2.7%
Mondelez International, Inc. (Class A Stock)	464,406	24,520,637
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	148,167	20,172,937
Insurance 4.5%
Chubb Ltd.	122,599	17,780,533
MetLife, Inc.	524,969	22,426,676
		40,207,209

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 5.5%
Alphabet, Inc. (Class A Stock)*	36,998	$49,549,571
Internet & Direct Marketing Retail 6.9%
Alibaba Group Holding Ltd. (China), ADR*	126,854	26,385,632
Amazon.com, Inc.*	19,106	35,990,927
		62,376,559
IT Services 7.4%
Adyen NV (Netherlands), 144A*	27,673	24,315,069
FleetCor Technologies, Inc.*	61,430	16,327,480
Mastercard, Inc. (Class A Stock)	91,199	26,470,510
		67,113,059
Media 1.4%
Comcast Corp. (Class A Stock)	310,534	12,554,890
Multi-Utilities 0.8%
Dominion Energy, Inc.	90,441	7,070,677
Oil, Gas & Consumable Fuels 1.1%
Noble Energy, Inc.	172,420	2,729,408
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	164,788	7,255,616
		9,985,024
Personal Products 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	106,533	19,559,459
Pharmaceuticals 5.7%
AstraZeneca PLC (United Kingdom), ADR	801,464	35,104,123
Eli Lilly & Co.	130,762	16,493,011
		51,597,134
Road & Rail 2.3%
Uber Technologies, Inc.*	602,330	20,400,917
Semiconductors & Semiconductor Equipment 6.2%
NVIDIA Corp.	122,176	32,996,072
Texas Instruments, Inc.	203,148	23,187,313
		56,183,385

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 12.5%
Adobe, Inc.*	77,746	$26,831,699
Microsoft Corp.	369,980	59,940,460
salesforce.com, Inc.*	154,897	26,394,449
		113,166,608
Specialty Retail 1.4%
Lowe’s Cos., Inc.	115,168	12,273,454
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	122,595	33,512,569
Textiles, Apparel & Luxury Goods 6.2%
Kering SA (France)	34,808	19,569,808
Lululemon Athletica, Inc.*	88,451	19,230,132
NIKE, Inc. (Class B Stock)	188,961	16,889,334
		55,689,274

Total Long-Term Investments (cost $610,945,248)		872,517,339

Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $25,148,037)(w)	25,148,037	25,148,037

TOTAL INVESTMENTS 99.6% (cost $636,093,285)		897,665,376
Other assets in excess of liabilities 0.4%		3,406,648

Net Assets 100.0%		$901,072,024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3